SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Segment Reporting [Abstract]
Schdeule of business segment information

The following tables provide the business segment information for the three and six months ended December 31, 2020 and 2019.

	For the Six Months Ended December 31, 2020
	Smart energy	Photoelectric display	Service contracts	Unallocated items	Total

Revenues	$-	$5,939,602	$1,746	$-	$5,941,348
Cost of Revenues	-	5,259,262	10,182	-	5,269,444
Gross profit (loss)	-	680,340	(8,436)	-	671,904
Operating expenses	5,532	773,259	17,748	138,602	935,141
Loss from operations	(5,532)	(92,919)	(26,184)	(138,602)	(263,237)
Net loss	$(5,372)	$(120,254)	$(26,183)	$(736,615)	$(888,424)

	For the Six Months Ended December 31, 2019
	Smart energy	Photoelectric display	Service contracts	Unallocated items	Total

Revenues	$1,538,094	$12,675,303	$619,901	$-	$14,833,298
Cost of Revenues	1,464,537	10,529,594	349,545	-	12,343,676
Gross profit	73,557	2,145,709	270,356	-	2,489,622
Operating expenses	6,134	1,113,559	17,217	248,566	1,385,476
Income (loss) from operations	67,423	1,032,150	253,139	(248,566)	1,104,146
Net income (loss)	$59,568	$863,135	$230,065	$(305,834)	$846,934

	For the Three Months Ended December 31, 2020
	Smart energy	Photoelectric display	Service contracts	Unallocated items	Total

Revenues	$-	$2,982,577	$306	$-	$2,982,883
Cost of Revenues	-	2,587,857	198	-	2,588,055
Gross profit (loss)	-	394,720	108	-	394,828
Operating expenses	2,847	420,982	8,123	48,501	480,453
Loss from operations	(2,847)	(26,262)	(8,015)	(48,501)	(85,625)
Net loss	$(2,688)	$(31,770)	$(8,015)	$(313,645)	$(356,118)

	For the Three Months Ended December 31, 2019
	Smart energy	Photoelectric display	Service contracts	Unallocated items	Total

Revenues	$910,391	$6,195,380	$227,197	$-	$7,332,968
Cost of Revenues	880,773	5,172,690	217,109	-	6,270,572
Gross profit	29,618	1,022,690	10,088	-	1,062,396
Operating expenses	2,022	595,065	5,736	178,402	781,225
Income (loss) from operations	27,596	427,625	4,352	(178,402)	281,171
Net income (loss)	$21,727	$338,659	$3,958	$(228,686)	$135,658

The following tables provide the business segment information for the years ended June 30, 2020 and 2019.

	For the Year Ended June 30, 2020
	Smart energy	Photoelectric display	Service contracts	Unallocated items	Total

Revenues	$1,709,799	$18,183,974	$705,455	$-	$20,599,228
Cost of Revenues	1,630,684	15,431,065	444,684	-	17,506,433
Gross profit	79,115	2,752,909	260,771	-	3,092,795
Operating expenses	12,708	1,743,219	33,191	953,506	2,742,624
Income (loss) from operations	66,407	1,009,690	227,580	(953,506)	350,171
Net income (loss)	$58,151	$834,284	$204,848	$(1,374,951)	$277,668

	For the Year Ended June 30, 2019
	Smart energy	Photoelectric display	Service contracts	Unallocated items	Total

Revenues	$2,238,503	$9,515,457	$594,532	$-	$12,348,492
Cost of Revenues	2,016,279	7,798,474	338,464	-	10,153,217
Gross profit	222,224	1,716,983	256,068	-	2,195,275
Operating expenses	13,482	1,049,744	46,270	469,336	1,578,832
Income (loss) from operations	208,742	667,239	209,798	(469,336)	616,443
Net income (loss)	$159,520	$510,643	$196,241	$(469,357)	$397,047